Financial Instruments (Tables)	12 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Summary of Categories of financial instruments
a.	Categories of financial instruments

	2022	2023
	US$	US$
Financial assets
Financial assets at FVTPL	19,130	14,413
Amortized cost	376,986	328,024

Financial liabilities
Amortized cost	4,304	123,780

Summary of entity internal credit risk grading assessment
The Group’s internal credit risk grading assessment comprises the following categories:

Internal credit rating	Description
Commission receivable
from digital solutions
services—financial services,
accounts receivable arising
from digital solutions
services—non financial
services and accounts
receivable from hotel
operations, hospitality and VIP
services
Other financial assets

Normal risk	The counterparty has a low risk of default and usually settled within credit period	Lifetime ECL-not credit-impaired	12-month ECL

Doubtful	There have been significant increases in credit risk since initial recognition through information developed internally or external resources	Lifetime ECL-not credit-impaired	Lifetime ECL-not credit-impaired

Loss	There is evidence indicating the asset is credit-impaired	Lifetime ECL-credit-impaired	Lifetime ECL-credit-impaired

Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Group has no realistic prospect of recovery	Amount is written off	Amount is written off

Summary of credit risk exposures of the financial assets, which are subject to ECL assessment
The table below details the credit risk exposures of the Group’s financial assets, which are subject to ECL assessment:

	Notes	Internal credit rating	12m ECL or lifetime ECL	2022 Gross carrying amount	2023 Gross carrying amount
				US$	US$
Financial assets at amortized costs
Commission receivable from digital solutions services—financial services	21	(Note)	Lifetime ECL (provision matrix)	201	274
Accounts receivable arising from digital solutions services—non financial services	21	(Note)	Lifetime ECL - not credit-impaired	4,838	8,541
Accounts receivable from hotel operations, hospitality and VIP services	21	(Note)	Lifetime ECL (provision matrix)	—	988
Consideration receivables	21	Normal risk	12-month ECL	32,520	—
Deposits	21	Normal risk	12-month ECL	—	141
Note receivables	21	Normal risk	12-month ECL	677	150
Other receivables	21	Normal risk	12-month ECL	1,488	6,886
Amounts due from joint ventures	16	Normal risk	12-month ECL	—	30,346
Amount due from AMTD Group	30	Normal risk	12-month ECL	321,438	126,444
Amount due from a non-controlling shareholder	30	Normal risk	12-month ECL	—	539
Cash and cash equivalents		Aa3	12-month ECL	14,337	152,930
Fiduciary bank balances		Normal risk	12-month ECL	1,487	785

				376,986	328,024

Note:
For commission receivable from digital solutions services—financial services, accounts receivable arising from digital solutions services—non financial services and accounts receivable from hotel operations, hospitality and VIP services, the Group has applied the simplified approach in IFRS 9 to measure the loss allowance at lifetime ECL. The Group determines the ECL on commission receivable from digital solutions services—financial services and accounts receivable from hotel operations, hospitality and VIP services on a collective basis, grouped by internal credit rating. For accounts receivable arising from digital solutions services—non financial services, the ECL is assessed on an individual basis.

The previously written off accounts receivable amounting to US$20 and US$2 had been recovered during the year ended April 30, 2022 and 2023, respectively.
The expected credit losses as at April 30, 2022 and 2023 were insignificant and no loss allowance was provided.

Summary of Maturity analysis for Nonderivative Financial Liabilities
The following table details the Group’s remaining contractual maturity for its financial liabilities. The table has been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group may be required to pay. The maturity dates for non-derivative
financial liabilities are based on the agreed repayment dates.
Liquidity tables

	Weighted average interest rate	On demand or less than 1 year	Total undiscounted cash flows	Carrying amount
		US$	US$	US$
At April 30, 2022
Accounts payable	—	10	10	10
Clients’ monies held on trust	—	847	847	847
Other payables and accruals	—	3,447	3,447	3,447

		4,304	4,304	4,304

	Weighted average interest rate	On demand or less than 1 year	Total undiscounted cash flows	Carrying amount
		US$	US$	US$
At April 30, 2023
Accounts payable	—	493	493	493
Clients’ monies held on trust	—	428	428	428
Other payables and accruals	—	3,253	3,253	3,253
Interest bearing bank borrowings	7.6%	66,764	66,764	65,803
Interest bearing amount due to a non-controlling shareholder	5.3%	34,283	34,283	33,122
Non-interest bearing amount due to a non-controlling shareholder	—	20,681	20,681	20,681

		125,902	125,902	123,780

Summary of financial assets that are measured at fair value on a recurring basis
(i)	Fair value of the Group’s financial assets that are measured at fair value on a recurring basis
The Group’s investments in private equity are measured at fair value at the end of each reporting period. The following table gives information about how the fair values of these financial assets are determined (in particular, the valuation technique(s) and inputs used).

Financial assets	Fair value as at		Fair value hierarchy	Valuation technique(s) and key inputs	Significant unobservable input(s)
	2022	2023
	US$	US$

Financial assets at FVTPL - unlisted equity securities	488	489	Level 2	The fair values of unlisted equity investments are determined with reference to the recent transaction price of the investments.	N/A

	10,603	—	Level 3	Market approach - the option pricing model (“OPM”) backsolve approach was used to calculate the implied equity value of the investee. Once an overall equity value was determined, amounts were allocated to the various classes of equity based on the security	Expected volatility ranged from 57.4% to 68.6% as at April 30, 2022, respectively, taking into account peer companies’ volatility used by market participants when pricing the investment (note (i)).

Financial assets	Fair value as at		Fair value hierarchy	Valuation technique(s) and key inputs	Significant unobservable input(s)
	2022	2023
	US$	US$
				class preferences. The inputs to the OPM backsolve approach are the recent transaction price for capital structure, probability of IPO, redemption and liquidation, the risk-free interest rate and expected volatility.

Movie income right investments	8,039	13,924	Level 3	Income approach - in this approach, the discounted cash flow method was used to capture the present value of the expected future economic benefits to be derived from the investments in these movie income right investments, based on an appropriate discount rate.
Discount rate, taking
into account weighted
average cost of capital
determined
using a Capital Asset
Pricing Model ranged
from
10.40
% to
12.59
% and
10.40
% to
13.67
% as at April 30, 2022 and 2023
(note (ii)) and expected ticket sales performance and expected movie production costs.

Notes:
(i)
A change in the expected volatility used in isolation would result in a change in the fair value of the private equity investments. A 5% increase/(decrease) in the expected volatility holding all other variables constant would result in a net (decrease)/increase in the carrying amount of the private equity investments by (US$108)/US$102 as at April 30, 2022.

(ii)
A 5% increase/(decrease) in the discount rate holding all other variables constant would (decrease)/increase the carrying amount of the movie income right investments by (US$603)/US$
691
and (US$529)/US$60 as at April 30, 2022 and 2023, respectively.

Summary of Reconciliation of Level 3 fair value measurements
Reconciliation of Level 3 fair value measurements

	Unlisted investments classified as equity instruments at FVTPL	Movie income right investments	Total
	US$	US$	US$
At May 1, 2021	26,126	10,445	36,571
Total gains in profit or loss	16,564	371	16,935
Transfer from Level 2 to Level 3	796	—	796
Receipt of investment return	—	(2,681)	(2,681)
Disposals	(32,712)	—	(32,712)
Exchange realignment	(171)	(96)	(267)

At April 30, 2022	10,603	8,039	18,642
Total gains in profit or los s	15,036	350	15,386
New investment	—	5,545	5,545
Disposals	(25,650)	—	(25,650)
Exchange realignment	11	(10)	1

At April 30, 2023	—	13,924	13,924